CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses
Research and development	$ 45,377	$ 29,939	$ 24,844
Selling, general and administrative	38,831	10,057	6,824
Total operating expenses	84,208	39,996	31,668
Loss from operations	(84,208)	(39,996)	(31,668)
Other income (expense):
Interest income	6,640	3,737	74
Interest expense	(2)	(20)	(25)
Other income (expense)	(41)	141	(4)
Total other income, net	6,597	3,858	45
Loss before income tax	(77,611)	(36,138)	(31,623)
Income tax expense	0	6	9
Net loss	(77,611)	(36,144)	(31,632)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	124	(286)	18
Total comprehensive loss	$ (77,487)	$ (36,430)	$ (31,614)
Weighted average number of ordinary shares used in per share calculation:
Basic (in shares)	33,538,160	30,538,378	26,593,673
Diluted (in shares)	33,538,160	30,538,378	26,593,673
Net loss per ordinary share
Basic (in dollar per share)	$ (2.31)	$ (1.18)	$ (1.19)
Diluted (in dollar per share)	$ (2.31)	$ (1.18)	$ (1.19)